Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers.
Summary of revenue for the Group's major product groups

	Years Ended December 31,
in €‘000	2024	2023	2022
Betting Technology & Solutions
Betting and Gaming Content	707,119	530,099	444,280
Managed Betting Services	199,871	173,391	135,157
Total Betting Technology & Solutions	906,990	703,490	579,437
Sports Content, Technology & Services
Marketing & Media Services	146,919	126,629	105,478
Sports Performance	40,366	39,758	37,412
Integrity Services	12,281	7,744	7,861
Total Sports Content, Technologies & Services	199,566	174,131	150,751
Total Revenue	1,106,556	877,621	730,188